Lines of Credit Payable	6 Months Ended
Jun. 30, 2016
Lines of Credit Payable [Member]
Line Of Credit Payable
Note 5 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2016	2015
Due to casino operators	$35,955,925	$41,908,984

Due to casino operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King’s Gaming and Bao Li Gaming and are interest free, renewable monthly and advances of commission income.

The casino operators, both in Macau and Australia, have extended lines of credit totaling approximately $54,249,000 and $57,582,000 as of June 30, 2016 and December 31, 2015, respectively.  The lines of credit may be exceeded from time to time at the discretion of the casino operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The lines of credit for Bao Li Gaming and the Crown Australia Junket Operator are guaranteed by Mr. Lou and are secured by his personal checks.

In September 2016, the available lines of credit from casino operators reduced to approximately $5,400,000 due to closing of Seng Heng and Seng Lung VIP rooms (Note 14).